Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
	2018	2017
Current:
Federal	$—	$—
State	—	—
Total current	—	—
Deferred:
Federal (21% tax rate in 2018)	(130,000)	(68,900)
State	(34,100)	(11,200)
Total deferred	(164,100)	(80,100)
Increase in valuation allowance	164,100	80,100
Total provision	$—	$—

Schedule of sources and tax effects
	2018	2017
Income tax provision at the federal statutory rate	21.0%	34.0%
State income taxes, net of federal benefit	5.5%	5.5%
Increase in valuation allowance	(26.5)%	(39.5)%
	0.0%	0.0%

Schedule of net deferred income tax assets
	2018	2017
Net operating loss carryovers (2017 adjusted for revised tax rate)	$528,200	$364,100
Valuation allowance	(528,200)	(364,100)
	$—	$—